Basis of Presentation and Nature of Operations (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2017
Salary reductions percentage				20.00%
Operating loss		$ (1,892,561)	$ (2,307,736)	$ (5,617,264)	$ (4,912,541)	$ (13,026,228)	$ (4,641,696)
Operating income loss from noncash activities				3,703,865		8,064,101
Operating income loss from nonrecurring items				554,741		364,320
Assets, current		6,723,083		6,723,083		4,955,365	5,465,484
Liabilities, current		10,115,092		10,115,092		12,973,319	8,878,936
Working capital		3,392,009		3,392,009		(8,017,954)
Related party note payables		1,214,697		1,214,697
Accrued related party interest expense		219,396		219,396
Assets		24,405,755		24,405,755		23,609,619	28,888,588
Liabilities		13,780,773		13,780,773		16,155,187	12,948,949
Stockholders' equity		10,624,982	11,055,468	10,624,982	11,055,468	$ 7,454,432	15,939,639	$ 10,940,502	$ 13,375,008	$ (232,630)
Debt interest expense		$ 1,004,626	$ 349,172	2,667,513	$ 875,036		$ 501,221
Interest expense				$ 219,396
Description of cost cutting initiatives				Cost saving initiatives related to synergies and the elimination of redundant costs of approximately $1,500,000, of which approximately $168,000 impacted the three months ended September 30, 2020.
Minimum [Member]
Sale of additional equity				$ 5,000,000
Maximum [Member]
Sale of additional equity				10,000,000
Subsequent Event [Member]
Proceeds from receivables financial agreement	$ 125,000
Related to Depreciation, Amortization and Stock-based Compensation
Operating loss				3,703,865
Related to Transaction Costs, Restructuring Charges and Other Non-recurring and Redundant [Member]
Operating loss				$ 554,741
Best Party Concepts [Member]
Business acquisition, percentage of voting interests acquired		50.00%		50.00%			50.00%
Global Clean Solutions, LLC [Member]
Business acquisition, percentage of voting interests acquired		50.00%		50.00%